INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax	$ 49,649	$ 2,234,442	$ 1,570,354
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	21.00%	21.00%	21.00%
Tax break		$ 558,611	$ 392,589
Uncertain tax positions		0	0
UNITED STATES
Operating loss carryforwards		193,010	65,877
CHINA
Operating loss carryforwards		$ 9,619,491	$ 6,970,166